UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2018

Steven I. Koszalka

American Funds College Target Date Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds College Target Date Series® Annual report for the year ended October 31, 2018

A balanced approach
to building and
preserving wealth
for higher education

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive reports in paper will apply to all funds held with American Funds or through your financial intermediary.

American Funds College 2036 Fund,SM American Funds College 2033 Fund,® American Funds College 2030 Fund,® American Funds College 2027 Fund,® American Funds College 2024 Fund,® American Funds College 2021 Fund®: Each fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital, depending on the proximity to its target date. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. Each fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds as it approaches and passes its target date. In this way, each fund seeks to achieve an appropriate balance of total return and stability during different time periods.

American Funds College Enrollment Fund®: The fund’s investment objective is to provide current income, consistent with preservation of capital.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class 529-A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2018 (the most recent calendar quarter-end). Gross expense ratios are as of the series prospectus dated January 1, 2019 (unaudited):

	Cumulative total returns	Average annual total returns
Class 529-A shares	1 year	5 years	Lifetime[1]	Gross expense ratio

Reflecting 4.25% maximum initial sales charge:
American Funds College 2036 Fund	—	—	–0.29%	0.93%[2]
American Funds College 2033 Fund	2.37%	—	5.68	0.82
American Funds College 2030 Fund	1.14	6.18%	7.74	0.79
American Funds College 2027 Fund	–0.97	5.07	6.40	0.75
American Funds College 2024 Fund	–2.25	3.98	5.04	0.71
American Funds College 2021 Fund	–4.81	2.38	3.28	0.72
Reflecting 2.50% maximum initial sales charge:
American Funds College Enrollment Fund[3]	–3.73%	0.31%	0.08%	0.76%

[1]	Since September 14, 2012, for all funds except College 2036 Fund, which commenced operations on February 9, 2018, and College 2033 Fund, which commenced operations on March 27, 2015.
[2]	The net expense ratio is 0.91%.
[3]	College 2018 Fund® merged into College Enrollment Fund on April 20, 2018.

The college target date funds invest in Class R-6 shares of the underlying funds. The investment advisor is currently reimbursing a portion of other expenses for College 2036 Fund. This reimbursement will be in effect until January 1, 2020. The investment adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The investment adviser has in the past reimbursed certain expenses for other funds, without with results would have been lower.

The funds’ allocation strategy does not guarantee that investors’ education savings goals will be met. Investors and their advisors should periodically evaluate their investment to determine whether it continues to meet their needs. Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors
4	The value of a $10,000 investment
6	Investment approach for American Funds College Target Date Series
7	Investment portfolios
14	Financial statements
50	Board of trustees and other officers

Fellow investors:

It is our pleasure to present this annual report for American Funds College Target Date Series for the fiscal year ended October 31, 2018.

Global stock markets rose during the series’ fiscal year despite renewed volatility and geopolitical uncertainty. Strong corporate earnings and solid economic growth in developed markets helped boost investor sentiment.

We continue to maintain a long-term perspective on investing on behalf of our shareholders and their college-bound beneficiaries. It should be noted that the longer dated funds have been achieving their objective of delivering growth of principal over time, with moderate risk, since the series’ inception. The nearer dated funds, which hold assets for investors whose beneficiaries are at or approaching enrollment, have sought to meet their primary objective of capital preservation. As always, we encourage investors to keep short-term results in their proper perspective, as seen in the table on page 3.

The glide path

The series was created by the American Funds Portfolio Oversight Committee, a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. In creating the series, the Committee carefully selects a mix of individual American Funds, employing an objective-based process and rigorous analysis. The Committee regularly monitors each fund in the series. The Committee created the glide path that details the investment mix of all the series funds. This glide path was designed to grow savings while seeking to reduce the impact of market volatility. As such it focuses on growth in the early years and places a greater emphasis on preservation as beneficiaries approach college.

The economy

During the series’ fiscal year, the U.S. economy saw strong growth, with the nation’s gross domestic product rising 4.2% in the second quarter of 2018 and 3.5% in the third quarter. The U.S. unemployment rate fell to 3.7% in September, a multi-decade low. Productivity has increased in recent months after lagging other indicators.

Overseas, global economies are likewise growing, though Europe and China struggled over the past year. Individual economies — Venezuela, Turkey and Argentina most notably — have seen considerable difficulty due to domestic issues, while the United Kingdom’s markets and economy are grappling with uncertainty over that nation’s pending departure from the European Union.

Overall, the global economy remains on sound footing, continuing a period of growth which began at the start of the decade. While there are areas of concern — both domestic and global — none of these have yet proven to have the

American Funds College Target Date Series	1

capacity to impede the larger trend, except in limited circumstances.

The stock market

For much of the fiscal year, U.S. equities continued their nine-year rally, but volatility increased dramatically over the historically low levels seen in 2017. These market movements may have alarmed some investors, but in our view they represent a return to normal volatility at this stage of the market cycle. For the series’ fiscal year, the Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, returned 7.35%, with gains for the year impacted by a downturn in late October.

Much of the volatility can be attributed to investor sentiment, as corporate balance sheets generally remain robust. A nascent trade war between the U.S. and China — representative of a new phase in a long-term rivalry between the two nations — along with domestic political issues have certainly contributed to worsening sentiment. It remains to be seen whether those issues and others, most notably the results of the U.S. midterm elections, will weigh on equities going forward.

Overseas, continued worries over trade, Brexit and a general retreat in favor of U.S. equities hurt markets. For the 12 months, the MSCI ACWI (All Country World Index) ex USA, a measure of market results in more than 40 developed and emerging markets countries, lost 8.24%. The MSCI Emerging Markets Index, which measures the index results of more than 20 emerging market countries, declined 12.52%.

The bond market

After a prolonged period during which bond yields maintained historically low levels, the series’ fiscal year finally saw a sustained increase in yields. It appears — barring any economic difficulties — that the U.S. Federal Reserve will continue raising rates, thus putting a floor on yields. The Bloomberg Barclays U.S. Aggregate Index, a broad measure of the investment-grade (rated BBB/Baa and above) bond market, dropped 2.05%, while the benchmark 10-year U.S. Treasury note yielded 3.15% as of October 31, 2018.

Pension funds and corporations alike have benefited from low interest rates for much of this decade, and have taken the opportunity to reduce risk, which should serve them in good stead as the market cycle continues. Likewise, the banking sector has not taken on the kind of risk that led to the 2008 crisis, which should help banks weather future downturns with less difficulty.

Moving forward

Overall, the global economy and markets are in the late stages of the current economic cycle. That doesn’t mean that we should expect an equity bear market over the short term, but given the increased volatility seen in 2018, it remains a possibility. We anticipate the upcoming fiscal year to be one of transition, with interest rates likely rising and volatility perhaps more frequent.

The series is designed to have a sensible overall asset mix with a goal of building wealth and helping to preserve wealth over the long run. The underlying funds held in the series are chosen to evolve, moving from growth toward income. This design tends to temper the impact of down markets closer to or in enrollment when the stakes are highest, however in significant down markets there will be some impact to most vintages. We will continue to monitor the fund allocations with an eye toward the long term.

As always, we thank you for your continued support, and we look forward to reporting to you again in six months.

Cordially,

Wesley Phoa

President

December 7, 2018

For current information about the series, visit americanfunds.com.

2	American Funds College Target Date Series

Results at a glance

For periods ended October 31, 2018, with all distributions reinvested for Class 529-A shares

	Cumulative total returns	Average annual total returns
	1 year	5 years	Lifetime[1]

American Funds College 2036 Fund[2]	—	—	–2.90%
Standard & Poor’s 500 Composite Index[3,4]	7.35%	11.34%	4.93
Bloomberg Barclays U.S. Aggregate Index[4,5]	–2.05	1.83	–0.47

American Funds College 2033 Fund	–0.78	—	5.09
Standard & Poor’s 500 Composite Index[3,4]	7.35	11.34	10.15
Bloomberg Barclays U.S. Aggregate Index[4,5]	–2.05	1.83	0.77

American Funds College 2030 Fund	–0.07	5.39	7.61
American Funds College 2027 Fund	–0.11	4.68	6.56
American Funds College 2024 Fund	0.02	3.96	5.41
American Funds College 2021 Fund	–1.27	2.64	3.84
Standard & Poor’s 500 Composite Index[3,4]	7.35	11.34	12.87
Bloomberg Barclays U.S. Aggregate Index[4,5]	–2.05	1.83	1.48

American Funds College Enrollment Fund[6]	–1.11	0.73	0.50
Bloomberg Barclays U.S. Aggregate 1–5 Years Index[4,7]	–0.31	1.10	0.99

[1]	Since September 14, 2012, for all funds except College 2036 Fund, which commenced operations on February 9, 2018, and College 2033 Fund, which commenced operations on March 27, 2015.
[2]	One- and five-year returns for College 2036 Fund are unavailable since the fund commenced operations on February 9, 2018.
[3]	Source: S&P Dow Jones Indices LLC. The Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[4]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[5]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregated Index represents the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market.
[6]	College 2018 Fund merged into College Enrollment Fund on April 20, 2018.
[7]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate 1–5 Years Index represents securities in the one- to five-year maturity range of the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market.

American Funds College Target Date Series	3

The value of a $10,000 investment

(for periods ended October 31, 2018, with all distributions reinvested)

Fund results shown are for Class 529-A shares and reflect deduction of the maximum sales charge of 4.25% (2.50% for College Enrollment Fund) on the $10,000 investment.1 Thus, the net amount invested was $9,575 ($9,750 for College Enrollment Fund).

College 2036 Fund

Cumulative total return5 based on a $1,000 investment
(for the period ended October 31, 2018)*

Lifetime (since 2/9/18)

Class 529-A shares	–6.99%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College 2033 Fund

Average annual total returns5 based on a $1,000 investment
(for periods ended October 31, 2018)*

	1 year	5 years	Lifetime (since 3/27/15)

Class 529-A shares	–5.01%	—	3.84%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College 2030 Fund

Average annual total returns5 based on a $1,000 investment
(for periods ended October 31, 2018)*

	1 year	5 years	Lifetime (since 9/14/12)

Class 529-A shares	–4.29%	4.48%	6.86%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College 2027 Fund

Average annual total returns5 based on a $1,000 investment
(for periods ended October 31, 2018)*

	1 year	5 years	Lifetime (since 9/14/12)

Class 529-A shares	–4.33%	3.77%	5.81%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

4	American Funds College Target Date Series

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

College 2024 Fund

Average annual total returns5 based on a $1,000 investment
(for periods ended October 31, 2018)*

	1 year	5 years	Lifetime (since 9/14/12)

Class 529-A shares	–4.26%	3.06%	4.68%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College 2021 Fund

Average annual total returns5 based on a $1,000 investment
(for periods ended October 31, 2018)*

	1 year	5 years	Lifetime (since 9/14/12)

Class 529-A shares	–5.50%	1.74%	3.11%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College Enrollment Fund

Average annual total returns5 based on a $1,000 investment
(for periods ended October 31, 2018)*

	1 year	5 years	Lifetime (since 9/14/12)

Class 529-A shares	–3.63%	0.23%	0.08%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 ($500,000 for College Enrollment Fund) or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[3]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[4]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market.
[5]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The college target date funds invest in Class R-6 shares of the underlying funds. The investment adviser has in the past reimbursed certain expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. For American Funds College 2036 Fund, the investment adviser is currently reimbursing a portion of other expenses through at least January 1, 2020. The investment adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[6]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate 1–5 Years Index represents securities in the one- to five-year maturity range of the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market.

The results shown are before taxes on fund distributions and sale of fund shares.

American Funds College Target Date Series	5

Investment approach for American Funds College Target Date Series

About the series

Launched in September 2012, American Funds College Target Date Series was designed to provide a low maintenance investment option for parents who want to use a 529 savings plan to save for college.

An investor simply needs to select the College Target Date Series fund that most closely corresponds to the projected enrollment year of the student. American Funds takes care of the fund selection and the asset allocation and adjusts these over time as the enrollment date approaches. The only thing investors should need to worry about is making contributions.

For dates far from enrollment, the respective funds of funds have an emphasis on long-term growth of capital. For dates close to enrollment, the funds of funds have an emphasis on near-term preservation of capital.

The funds in the series have a conservative tilt, with a preference toward funds holding equities that pay dividends. The automatic rebalancing is disciplined and frequent to ensure that the funds are consistent with their stated investment objective.

The investment professionals of the Portfolio Oversight Committee don’t attempt to be tactical asset allocators — that is, buy or sell based on market changes. They work out the rebalancing schedule, or “glide path,” that would make sense through the cycle, and they stick to it.

American Funds College Target Date Series glide path

The allocations shown are as of January 1, 2019, and are subject to the Portfolio Oversight Committee’s discretion. The investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below these allocations. Underlying funds may be added or removed during the year. Changes in the equity allocation within the underlying equity-income and balanced funds may affect the overall equity exposure in the target date funds. For quarterly updates of fund allocations, visit americanfunds.com. On December 4, 2017, the series board of trustees approved the issuance of College 2036 Fund and the merger of College 2018 Fund into College Enrollment Fund. College 2036 Fund commenced operations on February 9, 2018. The merger of College 2018 Fund into College Enrollment Fund was completed on April 20, 2018.

6	American Funds College Target Date Series

American Funds College 2036 Fund

Investment portfolio October 31, 2018

Growth funds 18%	Shares	Value (000)
The Growth Fund of America, Class R-6	172,484	$8,866
EuroPacific Growth Fund, Class R-6	151,242	7,288
		16,154

Growth-and-income funds 65%
Capital World Growth and Income Fund, Class R-6	342,610	16,154
Fundamental Investors, Class R-6	265,386	16,154
The Investment Company of America, Class R-6	338,879	13,278
International Growth and Income Fund, Class R-6	384,786	11,728
		57,314

Equity-income and Balanced funds 3%
American Funds Global Balanced Fund, Class R-6	101,675	3,098

Fixed income funds 14%
U.S. Government Securities Fund, Class R-6	569,985	7,524
Capital World Bond Fund, Class R-6	233,673	4,425
		11,949

Total investment securities 100% (cost: $93,993,000)		88,515
Other assets less liabilities 0%		(14)

Net assets 100%		$88,501

See notes to financial statements

American Funds College Target Date Series	7

American Funds College 2033 Fund

Investment portfolio October 31, 2018

Growth funds 13%	Shares	Value (000)
The Growth Fund of America, Class R-6	1,519,515	$78,103
EuroPacific Growth Fund, Class R-6	590,171	28,440
		106,543

Growth-and-income funds 51%
The Investment Company of America, Class R-6	2,983,168	116,880
Capital World Growth and Income Fund, Class R-6	2,187,098	103,122
Fundamental Investors, Class R-6	1,583,403	96,382
International Growth and Income Fund, Class R-6	2,505,400	76,365
Washington Mutual Investors Fund, Class R-6	533,416	23,705
		416,454

Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	2,631,307	80,176

Fixed income funds 26%
U.S. Government Securities Fund, Class R-6	9,531,178	125,811
Capital World Bond Fund, Class R-6	2,179,989	41,289
The Bond Fund of America, Class R-6	3,232,104	39,949
		207,049

Total investment securities 100% (cost: $806,794,000)		810,222
Other assets less liabilities 0%		54

Net assets 100%		$810,276

See notes to financial statements

8	American Funds College Target Date Series

American Funds College 2030 Fund

Investment portfolio October 31, 2018

Growth funds 7%	Shares	Value (000)
The Growth Fund of America, Class R-6	1,959,653	$100,726

Growth-and-income funds 43%
Washington Mutual Investors Fund, Class R-6	3,654,299	162,397
The Investment Company of America, Class R-6	3,958,999	155,113
International Growth and Income Fund, Class R-6	4,556,991	138,897
Capital World Growth and Income Fund, Class R-6	2,175,988	102,598
American Mutual Fund, Class R-6	1,636,877	67,063
		626,068

Equity-income and Balanced funds 11%
American Funds Global Balanced Fund, Class R-6	5,452,158	166,127

Fixed income funds 39%
The Bond Fund of America, Class R-6	21,585,504	266,797
U.S. Government Securities Fund, Class R-6	15,572,579	205,558
Capital World Bond Fund, Class R-6	2,882,063	54,586
American Funds Mortgage Fund, Class R-6	4,370,588	42,439
		569,380

Total investment securities 100% (cost: $1,467,798,000)		1,462,301
Other assets less liabilities 0%		(560)

Net assets 100%		$1,461,741

See notes to financial statements

American Funds College Target Date Series	9

American Funds College 2027 Fund

Investment portfolio October 31, 2018

Growth-and-income funds 33%	Shares	Value (000)
American Mutual Fund, Class R-6	4,963,049	$203,336
Washington Mutual Investors Fund, Class R-6	3,087,413	137,205
International Growth and Income Fund, Class R-6	2,937,219	89,526
		430,067

Equity-income and Balanced funds 17%
American Funds Global Balanced Fund, Class R-6	4,528,976	137,998
The Income Fund of America, Class R-6	3,470,700	77,431
		215,429

Fixed income funds 50%
The Bond Fund of America, Class R-6	26,392,334	326,209
American Funds Mortgage Fund, Class R-6	17,076,088	165,809
U.S. Government Securities Fund, Class R-6	7,335,587	96,830
Intermediate Bond Fund of America, Class R-6	4,524,769	59,094
		647,942

Total investment securities 100% (cost: $1,306,890,000)		1,293,438
Other assets less liabilities 0%		(530)

Net assets 100%		$1,292,908

See notes to financial statements

10	American Funds College Target Date Series

American Funds College 2024 Fund

Investment portfolio October 31, 2018

Growth-and-income funds 17%	Shares	Value (000)
American Mutual Fund, Class R-6	6,495,433	$266,118

Equity-income and Balanced funds 17%
The Income Fund of America, Class R-6	12,011,534	267,977

Fixed income funds 66%
The Bond Fund of America, Class R-6	30,603,419	378,257
Intermediate Bond Fund of America, Class R-6	26,525,239	346,420
American Funds Mortgage Fund, Class R-6	35,267,193	342,445
		1,067,122

Total investment securities 100% (cost: $1,612,364,000)		1,601,217
Other assets less liabilities 0%		(701)

Net assets 100%		$1,600,516

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 10/31/2018 (000)
Fixed income funds 21%
American Funds Mortgage Fund, Class R-6	25,252,829	10,014,364	—	35,267,193	$—	$(11,862)	$6,012	$342,445

See notes to financial statements

American Funds College Target Date Series	11

American Funds College 2021 Fund

Investment portfolio October 31, 2018

Growth-and-income funds 7%	Shares	Value (000)
American Mutual Fund, Class R-6	2,850,401	$116,781

Equity-income and Balanced funds 7%
The Income Fund of America, Class R-6	5,261,278	117,379

Fixed income funds 86%
Intermediate Bond Fund of America, Class R-6	44,448,956	580,503
American Funds Mortgage Fund, Class R-6	44,831,036	435,309
The Bond Fund of America, Class R-6	19,665,437	243,065
Short-Term Bond Fund of America, Class R-6	17,825,229	174,331
		1,433,208

Total investment securities 100% (cost: $1,716,063,000)		1,667,368
Other assets less liabilities 0%		(795)

Net assets 100%		$1,666,573

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 10/31/2018 (000)
Fixed income funds 26%
American Funds Mortgage Fund, Class R-6	41,569,309	7,715,414	4,453,687	44,831,036	$(257)	$(17,001)	$8,216	$435,309

See notes to financial statements

12	American Funds College Target Date Series

American Funds College Enrollment Fund

Investment portfolio October 31, 2018

Fund investments	Shares	Value (000)
Fixed income funds 100%
Short-Term Bond Fund of America, Class R-6	44,674,668	$436,918
Intermediate Bond Fund of America, Class R-6	33,414,126	436,389
American Funds Mortgage Fund, Class R-6	38,531,015	374,136
		1,247,443

Total investment securities 100% (cost: $1,294,017,000)		1,247,443
Other assets less liabilities 0%		(806)

Net assets 100%		$1,246,637

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 10/31/2018 (000)
Fixed income funds 65%
Short-Term Bond Fund of America, Class R-6	13,012,887	38,758,582	7,096,801	44,674,668	$(739)	$(8,350)	$6,114	$436,918
American Funds Mortgage Fund, Class R-6	10,955,513	33,293,061	5,717,559	38,531,015	(512)	(17,984)	5,523	374,136
Total 65%					$(1,251)	$(26,334)	$11,637	$811,054

See notes to financial statements

American Funds College Target Date Series	13

Financial statements

Statements of assets and liabilities
at October 31, 2018

		College 2036 Fund		College 2033 Fund
Assets:
Investment securities, at value:
Unaffiliated issuers		$88,515		$810,222
Affiliated issuers		—		—
Receivables for:
Sales of investments		—		—
Sales of fund’s shares		797		1,155
Dividends		12		313
Total assets		89,324		811,690

Liabilities:
Payables for:
Purchases of investments		569		825
Repurchases of fund’s shares		240		310
Services provided by related parties		9		233
Trustees’ deferred compensation		—	*	1
Other		5		45
Total liabilities		823		1,414
Net assets at October 31, 2018		$88,501		$810,276

Net assets consist of:
Capital paid in on shares of beneficial interest		$93,398		$777,492
Total (accumulated loss) distributable earnings		(4,897)		32,784
Net assets at October 31, 2018		$88,501		$810,276

Investment securities, at cost:
Unaffiliated issuers		$93,993		$806,794
Affiliated issuers		—		—

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 529-A:	Net assets	$73,073		$655,111
	Shares outstanding	7,527		57,830
	Net asset value per share	$9.71		$11.33
Class 529-C:	Net assets	$5,825		$73,135
	Shares outstanding	603		6,540
	Net asset value per share	$9.67		$11.18
Class 529-E:	Net assets	$2,243		$21,287
	Shares outstanding	231		1,888
	Net asset value per share	$9.70		$11.28
Class 529-T:	Net assets	$10		$11
	Shares outstanding	1		1
	Net asset value per share	$9.72		$11.35
Class 529-F-1:	Net assets	$7,350		$60,732
	Shares outstanding	755		5,336
	Net asset value per share	$9.73		$11.38

*	Amount less than one thousand.

See notes to financial statements

14	American Funds College Target Date Series

(dollars and shares in thousands, except per-share amounts)

College 2030 Fund	College 2027 Fund	College 2024 Fund	College 2021 Fund	College Enrollment Fund
$1,462,301	$1,293,438	$1,258,772	$1,232,059	$436,389
—	—	342,445	435,309	811,054

—	—	—	—	85
1,163	752	1,167	1,008	337
1,115	1,405	2,176	2,690	2,153
1,464,579	1,295,595	1,604,560	1,671,066	1,250,018

1,993	1,944	3,105	2,761	2,153
247	211	250	940	422
513	457	596	696	724
3	3	4	4	5
82	72	89	92	77
2,838	2,687	4,044	4,493	3,381
$1,461,741	$1,292,908	$1,600,516	$1,666,573	$1,246,637

$1,386,229	$1,253,109	$1,564,618	$1,681,867	$1,283,466
75,512	39,799	35,898	(15,294)	(36,829)
$1,461,741	$1,292,908	$1,600,516	$1,666,573	$1,246,637

$1,467,798	$1,306,890	$1,256,516	$1,261,321	$454,506
—	—	355,848	454,742	839,511

$1,132,561	$969,360	$1,168,238	$1,142,164	$817,834
85,031	78,023	99,145	103,948	84,353
$13.32	$12.42	$11.78	$10.99	$9.70
$184,945	$176,783	$244,244	$313,890	$251,925
14,133	14,462	21,053	28,990	26,135
$13.09	$12.22	$11.60	$10.83	$9.64
$40,799	$34,604	$53,485	$62,530	$48,706
3,084	2,806	4,562	5,720	5,041
$13.23	$12.33	$11.72	$10.93	$9.66
$11	$11	$10	$10	$10
1	1	1	1	1
$13.33	$12.44	$11.80	$11.00	$9.70
$103,425	$112,150	$134,539	$147,979	$128,162
7,728	8,978	11,366	13,413	13,169
$13.38	$12.49	$11.84	$11.03	$9.73

American Funds College Target Date Series	15

Statements of operations
for the year ended October 31, 2018

	College 2036 Fund[1]	College 2033 Fund
Investment income:
Income:
Dividends:
Unaffiliated issuers	$514	$13,845
Affiliated issuers	—	—
	514	13,845
Fees and expenses[2]:
Distribution services	96	2,127
Transfer agent services	24	799
529 plan services	19	474
Reports to shareholders	1	33
Registration statement and prospectus	25	122
Trustees’ compensation	— [3]	4
Auditing and legal	1	7
Custodian	4	6
Other	2	14
Total fees and expenses before reimbursements	172	3,586
Less reimbursements of fees and expenses:
Miscellaneous fee reimbursements	18	—
Total fees and expenses after reimbursements	154	3,586
Net investment income	360	10,259

Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss) on sale of investments:
Unaffiliated issuers	—	—
Affiliated issuers	—	—
Capital gain distributions received	222	21,849
	222	21,849
Net unrealized depreciation on investments:
Unaffiliated issuers	(5,478)	(48,416)
Affiliated issuers	—	—
	(5,478)	(48,416)
Net realized gain (loss) and unrealized depreciation	(5,256)	(26,567)
Net decrease in net assets resulting from operations	$(4,896)	$(16,308)

[1]	For the period February 9, 2018, commencement of operations, through October 31, 2018.
[2]	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
[3]	Amount less than one thousand.

See notes to financial statements

16	American Funds College Target Date Series

(dollars in thousands)

College 2030 Fund	College 2027 Fund	College 2024 Fund	College 2021 Fund	College Enrollment Fund

$28,672	$28,044	$29,081	$26,107	$6,016
—	—	6,012	8,216	11,637
28,672	28,044	35,093	34,323	17,653
4,477	3,982	5,108	5,847	3,408
1,562	1,346	1,650	1,759	892
914	790	972	1,036	568
65	57	69	75	38
133	103	102	100	45
7	6	7	8	4
11	9	11	11	11
6	6	6	6	5
19	13	14	13	9
7,194	6,312	7,939	8,855	4,980
—	—	—	—	—
7,194	6,312	7,939	8,855	4,980
21,478	21,732	27,154	25,468	12,673
27,452	15,413	7,726	6,965	(1,215)
—	—	—	(257)	(1,251)
37,163	20,279	17,418	5,258	262
64,615	35,692	25,144	11,966	(2,204)
(95,498)	(63,519)	(43,454)	(42,618)	(15,418)
—	—	(11,862)	(17,001)	(26,334)
(95,498)	(63,519)	(55,316)	(59,619)	(41,752)
(30,883)	(27,827)	(30,172)	(47,653)	(43,956)
$(9,405)	$(6,095)	$(3,018)	$(22,185)	$(31,283)

American Funds College Target Date Series	17

Statements of changes in net assets

	College 2036 Fund	College 2033 Fund
	Period ended October 31	Year ended October 31
	2018*	2018	2017
Operations:
Net investment income	$360	$10,259	$5,264
Net realized gain (loss)	222	21,849	6,295
Net unrealized (depreciation) appreciation	(5,478)	(48,416)	49,131
Net (decrease) increase in net assets resulting from operations	(4,896)	(16,308)	60,690
Distributions paid to shareholders†	—	(12,411)
Dividends from net investment income			(3,228)
Distributions from net realized gain on investments			(2,171)
Total dividends and distributions paid to shareholders			(5,399)

Net capital share transactions	93,397	306,851	263,666

Total increase in net assets	88,501	278,132	318,957

Net assets:
Beginning of period	—	532,144	213,187
End of period	$88,501	$810,276	$532,144

*	For the period February 9, 2018, commencement of operations, through October 31, 2018.
†	Current year amounts reflect correct presentation under new accounting standards.

See notes to financial statements

18	American Funds College Target Date Series

(dollars in thousands)

College 2030 Fund		College 2027 Fund		College 2024 Fund		College 2021 Fund		College Enrollment Fund
Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31
2018	2017	2018	2017	2018	2017	2018	2017	2018	2017

$21,478	$14,838	$21,732	$13,541	$27,154	$18,176	$25,468	$17,237	$12,673	$3,480
64,615	30,781	35,692	26,740	25,144	15,634	11,966	15,373	(2,204)	1,716
(95,498)	89,129	(63,519)	49,341	(55,316)	44,621	(59,619)	4,495	(41,752)	(4,945)
(9,405)	134,748	(6,095)	89,622	(3,018)	78,431	(22,185)	37,105	(31,283)	251
(44,972)		(40,303)		(33,694)		(30,323)		(4,128)
	(12,830)		(11,089)		(15,804)		(17,983)		(4,847)
	(22,634)		(20,054)		(16,325)		(15,546)		(822)
	(35,464)		(31,143)		(32,129)		(33,529)		(5,669)
306,291	271,791	292,816	258,936	331,317	312,713	270,315	336,677	912,732	(53,699)
251,914	371,075	246,418	317,415	294,605	359,015	217,807	340,253	877,321	(59,117)
1,209,827	838,752	1,046,490	729,075	1,305,911	946,896	1,448,766	1,108,513	369,316	428,433
$1,461,741	$1,209,827	$1,292,908	$1,046,490	$1,600,516	$1,305,911	$1,666,573	$1,448,766	$1,246,637	$369,316

American Funds College Target Date Series	19

Notes to financial statements

1. Organization

American Funds College Target Date Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of seven funds (the “funds”) — American Funds College 2036 Fund (“College 2036 Fund”), American Funds College 2033 Fund (“College 2033 Fund”), American Funds College 2030 Fund (“College 2030 Fund”), American Funds College 2027 Fund (“College 2027 Fund”), American Funds College 2024 Fund (“College 2024 Fund”), American Funds College 2021 Fund (“College 2021 Fund”) and American Funds College Enrollment Fund (“College Enrollment Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to attend college in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital. As each fund approaches its target date, it will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. When each fund reaches its target date, it will primarily invest in fixed income funds and may merge into the College Enrollment Fund, which principally invests in fixed income funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class 529-A	Up to 2.50% for College Enrollment Fund; up to 4.25% for all other funds	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years*
Class 529-E	None	None	None
Class 529-T†	Up to 2.50%	None	None
Class 529-F-1	None	None	None
*	Effective December 1, 2017.
†	Class 529-T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

20	American Funds College Target Date Series

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2018, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor

American Funds College Target Date Series	21

management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less

22	American Funds College Target Date Series

developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds College Target Date Series	23

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2018, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; net capital losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund as of October 31, 2018, are as follows (dollars in thousands):

	College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund	College 2024 Fund	College 2021 Fund	College Enrollment Fund
Undistributed ordinary income	$360	$7,510	$16,440	$17,695	$22,246	$22,518	$12,140
Undistributed long-term capital gains	222	21,848	64,573	35,595	24,802	11,083	—
Capital loss carryforward	—	—	—	—	—	—	(2,210)
Gross unrealized appreciation on investments	—	16,945	27,742	17,068	22,368	2,423	17
Gross unrealized depreciation on investments	(5,479)	(13,517)	(33,239)	(30,555)	(33,515)	(51,313)	(46,771)
Net unrealized (depreciation) appreciation on investments	(5,479)	3,428	(5,497)	(13,487)	(11,147)	(48,890)	(46,754)
Cost of investments	93,994	806,795	1,467,798	1,306,925	1,612,364	1,716,258	1,294,197
Reclassification from total accumulated loss/distributable earnings to capital paid in on shares of beneficial interest	1	18	7	15	8	2	2

No distributions were paid to shareholders of College 2036 Fund during the period February 9, 2018, commencement of operations, through October 31, 2018. Distributions paid by each fund, other than College 2036 Fund, were characterized for tax purposes as follows (dollars in thousands):

College 2033 Fund

	Year ended October 31, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$5,456		$4,916		$10,372		$2,681		$1,704		$4,385
Class 529-B1							—	[2]	—	[2]	—	[2]
Class 529-C	271		634		905		256		283		539
Class 529-E	139		156		295		70		53		123
Class 529-T3	—	[2]	—	[2]	—	[2]	—		—		—
Class 529-F-1	459		380		839		221		131		352
Total	$6,325		$6,086		$12,411		$3,228		$2,171		$5,399

24	American Funds College Target Date Series

College 2030 Fund

	Year ended October 31, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$12,693		$22,934		$35,627		$10,523	$17,295	$27,818
Class 529-B1							—	1	1
Class 529-C	1,014		4,183		5,197		1,187	3,548	4,735
Class 529-E	385		822		1,207		316	606	922
Class 529-T3	—	[2]	—	[2]	—	[2]	—	—	—
Class 529-F-1	1,144		1,797		2,941		804	1,184	1,988
Total	$15,236		$29,736		$44,972		$12,830	$22,634	$35,464

College 2027 Fund

	Year ended October 31, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$12,167		$18,795		$30,962		$9,159	$14,372	$23,531
Class 529-B1							—	10	10
Class 529-C	1,243		3,842		5,085		1,279	3,472	4,751
Class 529-E	367		668		1,035		293	532	825
Class 529-T3	—	[2]	—	[2]	—	[2]	—	—	—
Class 529-F-1	1,363		1,858		3,221		842	1,184	2,026
Total	$15,140		$25,163		$40,303		$11,573	$19,570	$31,143

College 2024 Fund

	Year ended October 31, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$15,602		$10,266		$25,868		$12,324	$11,549	$23,873
Class 529-B1							—	11	11
Class 529-C	1,721		2,288		4,009		1,996	3,028	5,024
Class 529-E	626		473		1,099		508	539	1,047
Class 529-T3	—	[2]	—	[2]	—	[2]	—	—	—
Class 529-F-1	1,717		1,001		2,718		1,181	993	2,174
Total	$19,666		$14,028		$33,694		$16,009	$16,120	$32,129

College 2021 Fund

	Year ended October 31, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$14,037		$8,474		$22,511		$13,046	$10,363	$23,409
Class 529-B1							—	13	13
Class 529-C	1,565		2,408		3,973		2,730	3,496	6,226
Class 529-E	644		450		1,094		599	538	1,137
Class 529-T3	—	[2]	—	[2]	—	[2]	—	—	—
Class 529-F-1	1,799		946		2,745		1,608	1,136	2,744
Total	$18,045		$12,278		$30,323		$17,983	$15,546	$33,529

See end of tables for footnotes.

American Funds College Target Date Series	25

College Enrollment Fund

	Year ended October 31, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$2,790		$365		$3,155		$3,255	$452	$3,707
Class 529-B1							—	1	1
Class 529-C	—	[2]	115		115		677	216	893
Class 529-E	160		26		186		200	33	233
Class 529-T3	—	[2]	—	[2]	—	[2]	—	—	—
Class 529-F-1	605		67		672		748	87	835
Total	$3,555		$573		$4,128		$4,880	$789	$5,669

[1]	Class 529-B shares were fully liquidated on May 5, 2017.
[2]	Amount less than one thousand.
[3]	Class 529-T shares began investment operations on April 7, 2017.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of College 2036 Fund during its startup period. At its discretion the adviser may elect to extend, modify or terminate the reimbursements. Fees and expenses in College 2036 Fund’s statement of operations are presented gross of any reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as miscellaneous fee reimbursements.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.50% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. Each share class may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class 529-A	0.30%	0.50%
Class 529-C	1.00	1.00
Class 529-E	0.50	0.75
Classes 529-T and 529-F-1	0.25	0.50

For Class 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only

26	American Funds College Target Date Series

to the extent that the overall annual expense limit is not exceeded. As of October 31, 2018, unreimbursed expenses subject to reimbursement for the funds’ Class 529-A shares were as follows (dollars in thousands):

Fund	Class 529-A
College 2036 Fund	$17
College 2033 Fund	—
College 2030 Fund	—
College 2027 Fund	—
College 2024 Fund	—
College 2021 Fund	—
College Enrollment Fund	—

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the Class 529 and ABLE shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Virginia529 is not considered a related party to the fund.

Class-specific expenses under the agreements described in this section for the year ended October 31, 2018, were as follows (dollars in thousands):

College 2036 Fund*

Share class	Distribution services	Transfer agent services		529plan services
Class 529-A	$72	$21		$16
Class 529-C	19	1		1
Class 529-E	5	1		1
Class 529-T	—	—	†	—	†
Class 529-F-1	—	1		1
Total class-specific expenses	$96	$24		$19

College 2033 Fund

Share class	Distribution services	Transfer agent services		529plan services
Class 529-A	$1,336	$664		$385
Class 529-C	698	72		46
Class 529-E	93	14		12
Class 529-T	—	—	†	—	†
Class 529-F-1	—	49		31
Total class-specific expenses	$2,127	$799		$474

College 2030 Fund

Share class	Distribution services	Transfer agent services		529plan services
Class 529-A	$2,437	$1,247		$711
Class 529-C	1,849	195		122
Class 529-E	191	29		25
Class 529-T	—	—	†	—	†
Class 529-F-1	—	91		56
Total class-specific expenses	$4,477	$1,562		$914

College 2027 Fund

Share class	Distribution services	Transfer agent services		529plan services
Class 529-A	$2,094	$1,041		$594
Class 529-C	1,730	183		115
Class 529-E	158	24		21
Class 529-T	—	—	†	—	†
Class 529-F-1	—	98		60
Total class-specific expenses	$3,982	$1,346		$790

See end of tables for footnotes.

American Funds College Target Date Series	27

College 2024 Fund

Share class	Distribution services	Transfer agent services		529plan services
Class 529-A	$2,532	$1,250		$714
Class 529-C	2,330	247		154
Class 529-E	246	38		33
Class 529-T	—	—	†	—	†
Class 529-F-1	—	115		71
Total class-specific expenses	$5,108	$1,650		$972

College 2021 Fund

Share class	Distribution services	Transfer agent services		529plan services
Class 529-A	$2,515	$1,257		$714
Class 529-C	3,045	324		202
Class 529-E	287	44		38
Class 529-T	—	—	†	—	†
Class 529-F-1	—	134		82
Total class-specific expenses	$5,847	$1,759		$1,036

College Enrollment Fund

Share class	Distribution services	Transfer agent services		529plan services
Class 529-A	$1,442	$603		$370
Class 529-C	1,794	176		118
Class 529-E	172	25		23
Class 529-T	—	—	†	—	†
Class 529-F-1	—	88		57
Total class-specific expenses	$3,408	$892		$568

*	For the period February 9, 2018, commencement of operations, through October 31, 2018.
†	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
College 2036 Fund	$—	*	$—	*	$—	*
College 2033 Fund	4		—	*	4
College 2030 Fund	7		—	*	7
College 2027 Fund	6		—	*	6
College 2024 Fund	7		—	*	7
College 2021 Fund	8		—	*	8
College Enrollment Fund	4		—	*	4

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Fund merger

On April 20, 2018, College Enrollment Fund (the “acquiring fund”) acquired the net assets of College 2018 Fund (the “acquired fund”) pursuant to an Agreement and Plan of Reorganization and Liquidation approved by the series’ board of trustees on December 4, 2017. The acquisition was accomplished by a tax-free exchange of shares of each class of the acquiring fund for the corresponding class of the acquired fund at the close of business on April 20, 2018. All share classes were exchanged at a ratio of 1.08 to 1. Shares issued by College

28	American Funds College Target Date Series

Enrollment Fund are disclosed in the capital share transactions table on page 32. Further information about the merger of the funds is as follows (dollars and shares in thousands except per-share amounts):

	Status	Shares outstanding	Net assets	Net asset value per share
College 2018 Fund	Acquired fund
Class 529-A		66,118	$686,968	$10.39
Class 529-C		21,885	226,074	10.33
Class 529-E		4,088	42,348	10.36
Class 529-T		1	10	10.38
Class 529-F-1		8,824	91,854	10.41

College Enrollment Fund	Acquiring fund
Class 529-A		22,638	218,538	9.65
Class 529-C		6,814	65,655	9.64
Class 529-E		1,426	13,735	9.63
Class 529-T		1	10	9.65
Class 529-F-1		4,053	39,216	9.68

College Enrollment Fund	Post merger
Class 529-A		93,826	905,506	9.65
Class 529-C		30,266	291,729	9.64
Class 529-E		5,824	56,083	9.63
Class 529-T		2	20	9.65
Class 529-F-1		13,542	131,070	9.68

Components of net assets acquired on April 20, 2018
Capital paid in on shares of beneficial interest	$1,078,400
Distributions in excess of net investment income	(335)
Undistributed net realized gain	372
Net unrealized depreciation	(31,183)
Total net assets	$1,047,254

Had the acquisition been completed on November 1, 2017, the beginning of the annual reporting period for both the acquired and acquiring funds, the pro forma results of operations for the year ended October 31, 2018, would have been as follows (dollars in thousands):

Pro forma components of net assets resulting from operations for the year ended October 31, 2018
Net investment income	$18,442
Net loss on investments	(905)
Net unrealized depreciation on investments	(35,390)
Net decrease in net assets resulting from operations	$(17,853)

Since the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the income, expenses and changes in net assets of the acquired fund that have been included in the acquiring fund’s statement of operations since April 20, 2018.

8. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2018, as follows (dollars in thousands):

	Purchases	Sales
College 2036 Fund	$93,994	$—
College 2033 Fund	326,656	—
College 2030 Fund	435,651	114,928
College 2027 Fund	413,957	119,200
College 2024 Fund	425,204	82,959
College 2021 Fund	485,915	215,202
College Enrollment Fund	38,573	194,208

American Funds College Target Date Series	29

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

College 2036 Fund

	Sales[1]		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares

Period ended October 31, 2018[2]

Class 529-A	$80,838	7,885	$(3,681)	(358)	$77,157	7,527
Class 529-C	6,804	666	(638)	(63)	6,166	603
Class 529-E	2,456	239	(80)	(8)	2,376	231
Class 529-T	10	1	—	—	10	1
Class 529-F-1	7,739	760	(51)	(5)	7,688	755
Total net increase (decrease)	$97,847	9,551	$(4,450)	(434)	$93,397	9,117

College 2033 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Year ended October 31, 2018

Class 529-A	$284,331	24,004	$10,369		890		$(43,633)	(3,700)	$251,067		21,194
Class 529-C	27,314	2,324	905		79		(10,612)	(904)	17,607		1,499
Class 529-E	10,009	851	295		25		(1,541)	(131)	8,763		745
Class 529-T	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]
Class 529-F-1	31,820	2,693	838		71		(3,244)	(272)	29,414		2,492
Total net increase (decrease)	$353,474	29,872	$12,407		1,065		$(59,030)	(5,007)	$306,851		25,930

Year ended October 31, 2017

Class 529-A	$230,077	21,327	$4,379		435		$(17,088)	(1,570)	$217,368		20,192
Class 529-B4	—	—	—	[3]	—	[3]	(22)	(2)	(22)		(2)
Class 529-C	25,868	2,428	537		54		(3,513)	(328)	22,892		2,154
Class 529-E	6,992	653	123		12		(312)	(29)	6,803		636
Class 529-T5	10	1	—		—		—	—	10		1
Class 529-F-1	17,193	1,595	353		35		(931)	(87)	16,615		1,543
Total net increase (decrease)	$280,140	26,004	$5,392		536		$(21,866)	(2,016)	$263,666		24,524

College 2030 Fund

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount		Shares

Year ended October 31, 2018

Class 529-A	$292,185	21,211		$35,625		2,625		$(83,819)	(6,104)	$243,991		17,732
Class 529-C	37,774	2,782		5,197		388		(24,873)	(1,829)	18,098		1,341
Class 529-E	11,236	819		1,206		90		(2,739)	(200)	9,703		709
Class 529-T	—	—		—	[3]	—	[3]	—	—	—	[3]	—	[3]
Class 529-F-1	37,939	2,763		2,941		216		(6,381)	(462)	34,499		2,517
Total net increase (decrease)	$379,134	27,575		$44,969		3,319		$(117,812)	(8,595)	$306,291		22,299

Year ended October 31, 2017

Class 529-A	$226,818	17,463		$27,814		2,265		$(43,146)	(3,311)	$211,486		16,417
Class 529-B4	6	—	[3]	1		—	[3]	(61)	(4)	(54)		(4)
Class 529-C	37,253	2,914		4,734		389		(13,862)	(1,079)	28,125		2,224
Class 529-E	9,405	725		921		75		(2,684)	(205)	7,642		595
Class 529-T5	10	1		—		—		—	—	10		1
Class 529-F-1	28,088	2,159		1,989		162		(5,495)	(423)	24,582		1,898
Total net increase (decrease)	$301,580	23,262		$35,459		2,891		$(65,248)	(5,022)	$271,791		21,131

30	American Funds College Target Date Series

College 2027 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Year ended October 31, 2018

Class 529-A	$277,614	21,836	$30,959		2,455		$(81,145)	(6,395)	$227,428		17,896
Class 529-C	42,381	3,381	5,085		408		(31,085)	(2,467)	16,381		1,322
Class 529-E	10,617	841	1,034		82		(3,328)	(264)	8,323		659
Class 529-T	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]
Class 529-F-1	42,862	3,369	3,220		254		(5,398)	(423)	40,684		3,200
Total net increase (decrease)	$373,474	29,427	$40,298		3,199		$(120,956)	(9,549)	$292,816		23,077

Year ended October 31, 2017

Class 529-A	$213,426	17,277	$23,522		2,000		$(40,844)	(3,296)	$196,104		15,981
Class 529-B4	87	7	10		1		(625)	(52)	(528)		(44)
Class 529-C	39,561	3,243	4,747		406		(14,691)	(1,204)	29,617		2,445
Class 529-E	7,334	600	826		71		(1,927)	(153)	6,233		518
Class 529-T5	10	1	—		—		—	—	10		1
Class 529-F-1	29,875	2,413	2,025		172		(4,400)	(356)	27,500		2,229
Total net increase (decrease)	$290,293	23,541	$31,130		2,650		$(62,487)	(5,061)	$258,936		21,130

College 2024 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Year ended October 31, 2018

Class 529-A	$344,266	28,878	$25,864		2,175		$(109,661)	(9,218)	$260,469		21,835
Class 529-C	74,276	6,319	4,008		340		(64,262)	(5,427)	14,022		1,232
Class 529-E	17,180	1,448	1,099		93		(6,747)	(569)	11,532		972
Class 529-T	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]
Class 529-F-1	52,471	4,398	2,717		228		(9,894)	(830)	45,294		3,796
Total net increase (decrease)	$488,193	41,043	$33,688		2,836		$(190,564)	(16,044)	$331,317		27,835

Year ended October 31, 2017

Class 529-A	$256,395	21,845	$23,864		2,106		$(60,084)	(5,110)	$220,175		18,841
Class 529-B4	66	6	12		1		(1,297)	(112)	(1,219)		(105)
Class 529-C	66,415	5,733	5,024		447		(19,407)	(1,675)	52,032		4,505
Class 529-E	12,157	1,039	1,047		93		(3,025)	(259)	10,179		873
Class 529-T5	10	1	—		—		—	—	10		1
Class 529-F-1	34,426	2,928	2,174		191		(5,064)	(429)	31,536		2,690
Total net increase (decrease)	$369,469	31,552	$32,121		2,838		$(88,877)	(7,585)	$312,713		26,805

See end of tables for footnotes.

American Funds College Target Date Series	31

College 2021 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2018

Class 529-A	$351,974	31,690	$22,509		2,028		$(157,194)	(14,206)	$217,289	19,512
Class 529-C	99,153	9,061	3,973		361		(103,526)	(9,375)	(400)	47
Class 529-E	18,920	1,715	1,093		99		(7,823)	(711)	12,190	1,103
Class 529-T	—	—	—	[3]	—	[3]	—	—	— [3]	—	[3]
Class 529-F-1	55,410	4,996	2,743		246		(16,917)	(1,526)	41,236	3,716
Total net increase (decrease)	$525,457	47,462	$30,318		2,734		$(285,460)	(25,818)	$270,315	24,378

Year ended October 31, 2017

Class 529-A	$265,883	23,633	$23,407		2,134		$(75,904)	(6,749)	$213,386	19,018
Class 529-B4	72	7	13		1		(1,447)	(129)	(1,362)	(121)
Class 529-C	103,115	9,284	6,228		573		(31,647)	(2,848)	77,696	7,009
Class 529-E	16,793	1,496	1,137		104		(3,625)	(324)	14,305	1,276
Class 529-T5	10	1	—		—		—	—	10	1
Class 529-F-1	39,439	3,495	2,744		250		(9,541)	(847)	32,642	2,898
Total net increase (decrease)	$425,312	37,916	$33,529		3,062		$(122,164)	(10,897)	$336,677	30,081

College Enrollment Fund

	Sales[1]		Issued in connection with the merger of College 2018 Fund		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2018

Class 529-A	$153,178	13,757	$686,968	71,188	$3,154		323		$(217,496)	(22,371)	$625,804	62,897
Class 529-C	48,502	4,224	226,074	23,452	115		12		(109,505)	(11,281)	165,186	16,407
Class 529-E	8,388	732	42,348	4,397	182		19		(17,393)	(1,794)	33,525	3,354
Class 529-T	—	—	10	1	—	[3]	—	[3]	(10)	(1)	— [3]	— [3]
Class 529-F-1	29,683	2,759	91,854	9,489	672		69		(33,992)	(3,485)	88,217	8,832
Total net increase (decrease)	$239,751	21,472	$1,047,254	108,527	$4,123		423		$(378,396)	(38,932)	$912,732	91,490

Year ended October 31, 2017

Class 529-A	$63,575	6,400			$3,703		379		$(96,470)	(9,720)	$(29,192)	(2,941)
Class 529-B4	22	3			1		—	[3]	(610)	(62)	(587)	(59)
Class 529-C	29,621	3,008			892		92		(50,876)	(5,169)	(20,363)	(2,069)
Class 529-E	6,640	671			233		24		(7,967)	(805)	(1,094)	(110)
Class 529-T5	10	1			—		—		—	—	10	1
Class 529-F-1	16,340	1,643			836		85		(19,649)	(1,974)	(2,473)	(246)
Total net increase (decrease)	$116,208	11,726			$5,665		580		$(175,572)	(17,730)	$(53,699)	(5,424)

[1]	Includes exchanges between share classes of the fund.
[2]	For the period February 9, 2018, commencement of operations, through October 31, 2018.
[3]	Amount less than one thousand.
[4]	Class 529-B shares were fully liquidated on May 5, 2017.
[5]	Class 529-T shares began investment operations on April 7, 2017.

32	American Funds College Target Date Series

Financial highlights

College 2036 Fund

		Loss from investment operations[1]
			Net losses on							Ratio of		Ratio of
			securities							expenses to		expenses to
	Net asset		(both		Dividends					average net		average net				Ratio of
	value,	Net	realized	Total from	(from net	Net asset		Net assets,		assets before		assets after		Net effective		net income
	beginning	investment	and	investment	investment	value, end	Total	end of period		waivers/		waivers/		expense		to average
Period ended	of period	income	unrealized)	operations	income)	of period	return[2,3]	(in millions)		reimbursements[4]		reimbursements[3,4]		ratio[3,5]		net assets[3]
Class 529-A:
10/31/2018[6,7]	$10.00	$.09	$(.38)	$(.29)	$—	$9.71	(2.90)%[8]	$73		.56%[9]		.50%[9]		.89%[9]		1.27%[9]
Class 529-C:
10/31/2018[6,7]	10.00	.05	(.38)	(.33)	—	9.67	(3.30)[8]	6		1.25	[9]	1.19	[9]	1.58	[9]	.66	[9]
Class 529-E:
10/31/2018[6,7]	10.00	.09	(.39)	(.30)	—	9.70	(3.00)[8]	2		.86	[9]	.68	[9]	1.07	[9]	1.23	[9]
Class 529-T:
10/31/2018[6,7]	10.00	.11	(.39)	(.28)	—	9.72	(2.80)[8,10]	—	[11]	.71	[9,10]	.31	[9,10]	.70	[9,10]	1.49	[9,10]
Class 529-F-1:
10/31/2018[6,7]	10.00	.12	(.39)	(.27)	—	9.73	(2.70)[8]	8		.26	[9]	.19	[9]	.58	[9]	1.55	[9]

See end of tables for footnotes.

American Funds College Target Date Series	33

Financial highlights (continued)

College 2033 Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2018	$11.67	$.18	$(.27)	$(.09)	$(.13)	$(.12)	$(.25)	$11.33	(.78)%	$655		.43%		.43%		.81%		1.49%
10/31/2017	10.10	.17	1.63	1.80	(.14)	(.09)	(.23)	11.67	18.15	428		.34		.34		.73		1.53
10/31/2016	9.89	.15	.16	.31	(.10)	—	(.10)	10.10	3.13	166		.41		.39		.79		1.54
10/31/2015[6,12]	10.00	.08	(.19)	(.11)	—	—	—	9.89	(1.10)[8]	40		.62	[9]	.48	[9]	.89	[9]	1.33	[9]
Class 529-C:
10/31/2018	11.53	.09	(.27)	(.18)	(.05)	(.12)	(.17)	11.18	(1.58)	73		1.20		1.20		1.58		.72
10/31/2017	10.00	.07	1.63	1.70	(.08)	(.09)	(.17)	11.53	17.23	58		1.20		1.20		1.59		.70
10/31/2016	9.85	.07	.15	.22	(.07)	—	(.07)	10.00	2.21	29		1.24		1.22		1.62		.72
10/31/2015[6,12]	10.00	.04	(.19)	(.15)	—	—	—	9.85	(1.50)[8]	9		1.36	[9]	1.21	[9]	1.62	[9]	.66	[9]
Class 529-E:
10/31/2018	11.62	.15	(.26)	(.11)	(.11)	(.12)	(.23)	11.28	(1.01)	21		.67		.67		1.05		1.26
10/31/2017	10.06	.13	1.64	1.77	(.12)	(.09)	(.21)	11.62	17.87	13		.67		.67		1.06		1.19
10/31/2016	9.88	.13	.14	.27	(.09)	—	(.09)	10.06	2.78	5		.71		.69		1.09		1.29
10/31/2015[6,12]	10.00	.06	(.18)	(.12)	—	—	—	9.88	(1.20)[8]	1		.80	[9]	.68	[9]	1.09	[9]	.95	[9]
Class 529-T:
10/31/2018	11.67	.20	(.26)	(.06)	(.14)	(.12)	(.26)	11.35	(.52)[10]	—	[11]	.25	[10]	.25	[10]	.63	[10]	1.68	[10]
10/31/2017[6,13]	10.61	.08	.98	1.06	—	—	—	11.67	9.99 [8,10]	—	[11]	.23	[9,10]	.23	[9,10]	.62	[9,10]	1.34	[9,10]
Class 529-F-1:
10/31/2018	11.71	.20	(.26)	(.06)	(.15)	(.12)	(.27)	11.38	(.59)	61		.20		.20		.58		1.72
10/31/2017	10.12	.18	1.65	1.83	(.15)	(.09)	(.24)	11.71	18.42	33		.20		.20		.59		1.67
10/31/2016	9.91	.17	.14	.31	(.10)	—	(.10)	10.12	3.21	13		.24		.22		.62		1.77
10/31/2015[6,12]	10.00	.09	(.18)	(.09)	—	—	—	9.91	(.90)[8]	4		.38	[9]	.22	[9]	.63	[9]	1.55	[9]

34	American Funds College Target Date Series

College 2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2018	$13.83	$.23	$(.23)	$— [14]	$(.18)	$(.33)	$(.51)	$13.32	(.07)%	$1,133		.43%		.43%		.79%		1.65%
10/31/2017	12.63	.20	1.52	1.72	(.20)	(.32)	(.52)	13.83	14.16	931		.41		.41		.78		1.55
10/31/2016	12.70	.19	.22	.41	(.18)	(.30)	(.48)	12.63	3.42	643		.42		.41		.79		1.57
10/31/2015	12.94	.20	(.12)	.08	(.17)	(.15)	(.32)	12.70	.68	454		.50		.40		.79		1.55
10/31/2014	11.96	.19	.94	1.13	(.14)	(.01)	(.15)	12.94	9.47	274		.49		.39		.79		1.54
Class 529-C:
10/31/2018	13.60	.12	(.22)	(.10)	(.08)	(.33)	(.41)	13.09	(.82)	185		1.19		1.19		1.55		.87
10/31/2017	12.44	.10	1.49	1.59	(.11)	(.32)	(.43)	13.60	13.23	174		1.20		1.20		1.57		.77
10/31/2016	12.53	.09	.22	.31	(.10)	(.30)	(.40)	12.44	2.56	132		1.23		1.22		1.60		.77
10/31/2015	12.79	.09	(.10)	(.01)	(.10)	(.15)	(.25)	12.53	(.08)	97		1.32		1.22		1.61		.71
10/31/2014	11.87	.09	.92	1.01	(.08)	(.01)	(.09)	12.79	8.51	56		1.34		1.24		1.64		.70
Class 529-E:
10/31/2018	13.75	.19	(.23)	(.04)	(.15)	(.33)	(.48)	13.23	(.35)	41		.66		.66		1.02		1.41
10/31/2017	12.56	.17	1.51	1.68	(.17)	(.32)	(.49)	13.75	13.89	33		.66		.66		1.03		1.30
10/31/2016	12.64	.16	.22	.38	(.16)	(.30)	(.46)	12.56	3.13	22		.70		.68		1.06		1.29
10/31/2015	12.89	.16	(.12)	.04	(.14)	(.15)	(.29)	12.64	.36	15		.79		.69		1.08		1.25
10/31/2014	11.93	.15	.94	1.09	(.12)	(.01)	(.13)	12.89	9.16	9		.81		.71		1.11		1.23
Class 529-T:
10/31/2018	13.85	.25	(.23)	.02	(.21)	(.33)	(.54)	13.33	.05 [10]	—	[11]	.24	[10]	.24	[10]	.60	[10]	1.82	[10]
10/31/2017[6,13]	12.82	.11	.92	1.03	—	—	—	13.85	8.03 [8,10]	—	[11]	.23	[9,10]	.23	[9,10]	.60	[9,10]	1.48	[9,10]
Class 529-F-1:
10/31/2018	13.89	.26	(.23)	.03	(.21)	(.33)	(.54)	13.38	.13	103		.19		.19		.55		1.87
10/31/2017	12.68	.23	1.52	1.75	(.22)	(.32)	(.54)	13.89	14.39	72		.20		.20		.57		1.76
10/31/2016	12.75	.22	.21	.43	(.20)	(.30)	(.50)	12.68	3.55	42		.23		.21		.59		1.76
10/31/2015	12.98	.22	(.11)	.11	(.19)	(.15)	(.34)	12.75	.87	28		.32		.22		.61		1.72
10/31/2014	11.98	.21	.95	1.16	(.15)	(.01)	(.16)	12.98	9.70	17		.34		.24		.64		1.69

See end of tables for footnotes.

American Funds College Target Date Series	35

Financial highlights (continued)

College 2027 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2018	$12.92	$.24	$(.24)	$—	$(.19)	$(.31)	$(.50)	$12.42	(.11)%	$969		.43%		.43%		.75%		1.91%
10/31/2017	12.17	.20	1.06	1.26	(.19)	(.32)	(.51)	12.92	10.76	777		.41		.41		.76		1.65
10/31/2016	12.26	.20	.23	.43	(.19)	(.33)	(.52)	12.17	3.70	537		.44		.42		.78		1.64
10/31/2015	12.54	.20	(.14)	.06	(.17)	(.17)	(.34)	12.26	.53	379		.52		.42		.78		1.65
10/31/2014	11.64	.19	.85	1.04	(.13)	(.01)	(.14)	12.54	8.99	249		.51		.41		.79		1.56
Class 529-C:
10/31/2018	12.72	.14	(.24)	(.10)	(.09)	(.31)	(.40)	12.22	(.89)	177		1.19		1.19		1.51		1.14
10/31/2017	11.99	.11	1.05	1.16	(.11)	(.32)	(.43)	12.72	9.97	167		1.19		1.19		1.54		.87
10/31/2016	12.10	.10	.23	.33	(.11)	(.33)	(.44)	11.99	2.86	128		1.23		1.22		1.58		.85
10/31/2015	12.40	.10	(.14)	(.04)	(.09)	(.17)	(.26)	12.10	(.26)	96		1.32		1.22		1.58		.85
10/31/2014	11.55	.09	.84	.93	(.07)	(.01)	(.08)	12.40	8.08	61		1.34		1.24		1.62		.73
Class 529-E:
10/31/2018	12.83	.21	(.24)	(.03)	(.16)	(.31)	(.47)	12.33	(.35)	35		.66		.66		.98		1.69
10/31/2017	12.09	.17	1.05	1.22	(.16)	(.32)	(.48)	12.83	10.51	27		.66		.66		1.01		1.40
10/31/2016	12.19	.16	.23	.39	(.16)	(.33)	(.49)	12.09	3.44	20		.70		.68		1.04		1.39
10/31/2015	12.48	.17	(.15)	.02	(.14)	(.17)	(.31)	12.19	.23	14		.79		.69		1.05		1.39
10/31/2014	11.61	.15	.85	1.00	(.12)	(.01)	(.13)	12.48	8.70	9		.81		.71		1.09		1.25
Class 529-T:
10/31/2018	12.94	.27	(.25)	.02	(.21)	(.31)	(.52)	12.44	.08 [10]	—	[11]	.24	[10]	.24	[10]	.56	[10]	2.09	[10]
10/31/2017[6,13]	12.18	.12	.64	.76	—	—	—	12.94	6.24 [8,10]	—	[11]	.23	[9,10]	.23	[9,10]	.58	[9,10]	1.67	[9,10]
Class 529-F-1:
10/31/2018	12.98	.27	(.24)	.03	(.21)	(.31)	(.52)	12.49	.17	112		.19		.19		.51		2.15
10/31/2017	12.22	.23	1.06	1.29	(.21)	(.32)	(.53)	12.98	11.02	75		.20		.20		.55		1.86
10/31/2016	12.31	.22	.23	.45	(.21)	(.33)	(.54)	12.22	3.87	43		.23		.21		.57		1.86
10/31/2015	12.58	.23	(.14)	.09	(.19)	(.17)	(.36)	12.31	.76	28		.32		.22		.58		1.85
10/31/2014	11.66	.21	.85	1.06	(.13)	(.01)	(.14)	12.58	9.20	16		.34		.24		.62		1.73

36	American Funds College Target Date Series

College 2024 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2018	$12.09	$.23	$(.22)	$.01	$(.19)	$(.13)	$(.32)	$11.78	.02%	$1,168		.43%		.43%		.71%		1.96%
10/31/2017	11.65	.21	.62	.83	(.20)	(.19)	(.39)	12.09	7.36	935		.42		.42		.70		1.75
10/31/2016	11.81	.20	.22	.42	(.20)	(.38)	(.58)	11.65	3.79	681		.44		.43		.73		1.77
10/31/2015	12.11	.21	(.18)	.03	(.17)	(.16)	(.33)	11.81	.25	484		.53		.43		.76		1.76
10/31/2014	11.29	.20	.77	.97	(.14)	(.01)	(.15)	12.11	8.68	325		.53		.43		.79		1.71
Class 529-C:
10/31/2018	11.90	.14	(.22)	(.08)	(.09)	(.13)	(.22)	11.60	(.71)	244		1.18		1.18		1.46		1.18
10/31/2017	11.48	.11	.62	.73	(.12)	(.19)	(.31)	11.90	6.56	236		1.19		1.19		1.47		.98
10/31/2016	11.66	.11	.22	.33	(.13)	(.38)	(.51)	11.48	2.94	176		1.23		1.21		1.51		.99
10/31/2015	11.98	.11	(.17)	(.06)	(.10)	(.16)	(.26)	11.66	(.54)	126		1.32		1.22		1.55		.97
10/31/2014	11.20	.10	.77	.87	(.08)	(.01)	(.09)	11.98	7.82	81		1.33		1.23		1.59		.89
Class 529-E:
10/31/2018	12.04	.20	(.23)	(.03)	(.16)	(.13)	(.29)	11.72	(.27)	54		.66		.66		.94		1.73
10/31/2017	11.60	.18	.63	.81	(.18)	(.19)	(.37)	12.04	7.17	43		.66		.66		.94		1.50
10/31/2016	11.76	.17	.23	.40	(.18)	(.38)	(.56)	11.60	3.54	32		.70		.68		.98		1.51
10/31/2015	12.07	.18	(.19)	(.01)	(.14)	(.16)	(.30)	11.76	(.08)	22		.79		.69		1.02		1.50
10/31/2014	11.26	.17	.77	.94	(.12)	(.01)	(.13)	12.07	8.40	16		.81		.71		1.07		1.43
Class 529-T:
10/31/2018	12.11	.25	(.22)	.03	(.21)	(.13)	(.34)	11.80	.22 [10]	—	[11]	.24	[10]	.24	[10]	.52	[10]	2.14	[10]
10/31/2017[6,13]	11.62	.12	.37	.49	—	—	—	12.11	4.22 [8,10]	—	[11]	.23	[9,10]	.23	[9,10]	.51	[9,10]	1.77	[9,10]
Class 529-F-1:
10/31/2018	12.14	.26	(.22)	.04	(.21)	(.13)	(.34)	11.84	.30	135		.19		.19		.47		2.19
10/31/2017	11.69	.23	.63	.86	(.22)	(.19)	(.41)	12.14	7.63	92		.19		.19		.47		1.97
10/31/2016	11.85	.23	.21	.44	(.22)	(.38)	(.60)	11.69	3.97	57		.23		.21		.51		1.99
10/31/2015	12.15	.23	(.18)	.05	(.19)	(.16)	(.35)	11.85	.41	36		.32		.22		.55		1.97
10/31/2014	11.31	.22	.78	1.00	(.15)	(.01)	(.16)	12.15	8.96	25		.34		.24		.60		1.89

See end of tables for footnotes.

American Funds College Target Date Series	37

Financial highlights (continued)

College 2021 Fund

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2018	$11.38	$.19	$(.33)	$(.14)	$(.15)	$(.10)	$(.25)	$10.99	(1.27)%	$1,142		.43%		.43%		.72%		1.76%
10/31/2017	11.39	.17	.16	.33	(.19)	(.15)	(.34)	11.38	3.07	961		.43		.43		.71		1.52
10/31/2016	11.44	.19	.20	.39	(.20)	(.24)	(.44)	11.39	3.62	745		.45		.44		.72		1.69
10/31/2015	11.61	.21	(.11)	.10	(.19)	(.08)	(.27)	11.44	.87	531		.53		.43		.71		1.80
10/31/2014	10.99	.21	.56	.77	(.15)	— [14]	(.15)	11.61	7.08	370		.53		.43		.73		1.82
Class 529-C:
10/31/2018	11.21	.11	(.33)	(.22)	(.06)	(.10)	(.16)	10.83	(2.04)	314		1.18		1.18		1.47		.99
10/31/2017	11.23	.08	.17	.25	(.12)	(.15)	(.27)	11.21	2.33	325		1.19		1.19		1.47		.76
10/31/2016	11.30	.10	.20	.30	(.13)	(.24)	(.37)	11.23	2.81	246		1.22		1.21		1.49		.92
10/31/2015	11.49	.12	(.11)	.01	(.12)	(.08)	(.20)	11.30	.09	167		1.32		1.22		1.50		1.02
10/31/2014	10.90	.11	.57	.68	(.09)	— [14]	(.09)	11.49	6.29	106		1.33		1.23		1.53		1.02
Class 529-E:
10/31/2018	11.33	.17	(.34)	(.17)	(.13)	(.10)	(.23)	10.93	(1.56)	63		.66		.66		.95		1.53
10/31/2017	11.34	.14	.17	.31	(.17)	(.15)	(.32)	11.33	2.87	52		.66		.66		.94		1.28
10/31/2016	11.39	.16	.21	.37	(.18)	(.24)	(.42)	11.34	3.41	38		.70		.68		.96		1.45
10/31/2015	11.57	.18	(.12)	.06	(.16)	(.08)	(.24)	11.39	.55	26		.79		.69		.97		1.55
10/31/2014	10.96	.18	.56	.74	(.13)	— [14]	(.13)	11.57	6.83	18		.81		.71		1.01		1.55
Class 529-T:
10/31/2018	11.40	.21	(.33)	(.12)	(.18)	(.10)	(.28)	11.00	(1.15)[10]	—	[11]	.24	[10]	.24	[10]	.53	[10]	1.94	[10]
10/31/2017[6,13]	11.16	.10	.14	.24	—	—	—	11.40	2.15 [8,10]	—	[11]	.23	[9,10]	.23	[9,10]	.51	[9,10]	1.57	[9,10]
Class 529-F-1:
10/31/2018	11.43	.22	(.34)	(.12)	(.18)	(.10)	(.28)	11.03	(1.15)	148		.19		.19		.48		2.00
10/31/2017	11.43	.20	.17	.37	(.22)	(.15)	(.37)	11.43	3.37	111		.20		.20		.48		1.75
10/31/2016	11.47	.22	.21	.43	(.23)	(.24)	(.47)	11.43	3.92	78		.23		.21		.49		1.92
10/31/2015	11.64	.23	(.11)	.12	(.21)	(.08)	(.29)	11.47	1.05	50		.32		.22		.50		2.01
10/31/2014	11.01	.23	.56	.79	(.16)	— [14]	(.16)	11.64	7.32	31		.33		.23		.53		2.00

38	American Funds College Target Date Series

College Enrollment Fund

		(Loss) income from investment operations[1]				Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/2018	$9.95	$.16		$(.27)	$(.11)	$(.12)	$(.02)	$(.14)	$9.70	(1.11)%	$818		.44%		.44%		.75%		1.61%
10/31/2017	10.08	.11		(.08)	.03	(.14)	(.02)	(.16)	9.95	.30	213		.44		.44		.75		1.07
10/31/2016	10.02	.10		.07	.17	(.10)	(.01)	(.11)	10.08	1.72	246		.48		.47		.78		1.00
10/31/2015	9.99	.10		.03	.13	(.09)	(.01)	(.10)	10.02	1.24	246		.57		.47		.78		1.02
10/31/2014	9.91	.07		.08	.15	(.06)	(.01)	(.07)	9.99	1.52	48		.61		.50		.83		.70
Class 529-C:
10/31/2018	9.84	.08		(.26)	(.18)	—	(.02)	(.02)	9.64	(1.87)	252		1.18		1.18		1.49		.87
10/31/2017	9.97	.03		(.08)	(.05)	(.06)	(.02)	(.08)	9.84	(.50)	96		1.19		1.19		1.50		.32
10/31/2016	9.94	.03		.06	.09	(.05)	(.01)	(.06)	9.97	.96	117		1.24		1.22		1.53		.25
10/31/2015	9.91	.03		.02	.05	(.01)	(.01)	(.02)	9.94	.48	117		1.32		1.22		1.53		.27
10/31/2014	9.85	—	[14]	.07	.07	— [14]	(.01)	(.01)	9.91	.68	22		1.36		1.25		1.58		(.05)
Class 529-E:
10/31/2018	9.92	.13		(.27)	(.14)	(.10)	(.02)	(.12)	9.66	(1.45)	49		.65		.65		.96		1.39
10/31/2017	10.04	.09		(.07)	.02	(.12)	(.02)	(.14)	9.92	.18	17		.64		.64		.95		.87
10/31/2016	9.99	.08		.07	.15	(.09)	(.01)	(.10)	10.04	1.49	18		.71		.69		1.00		.78
10/31/2015	9.96	.08		.03	.11	(.07)	(.01)	(.08)	9.99	1.04	17		.79		.69		1.00		.79
10/31/2014	9.90	.05		.07	.12	(.05)	(.01)	(.06)	9.96	1.17	3		.84		.73		1.06		.48
Class 529-T:
10/31/2018	9.96	.16		(.25)	(.09)	(.15)	(.02)	(.17)	9.70	(.96)[10]	—	[11]	.25	[10]	.25	[10]	.56	[10]	1.69	[10]
10/31/2017[6,13]	9.88	.07		.01	.08	—	—	—	9.96	.81 [8,10]	—	[11]	.24	[9,10]	.24	[9,10]	.55	[9,10]	1.26	[9,10]
Class 529-F-1:
10/31/2018	9.99	.18		(.27)	(.09)	(.15)	(.02)	(.17)	9.73	(.99)	128		.18		.18		.49		1.85
10/31/2017	10.11	.13		(.07)	.06	(.16)	(.02)	(.18)	9.99	.66	43		.20		.20		.51		1.31
10/31/2016	10.05	.13		.06	.19	(.12)	(.01)	(.13)	10.11	1.89	46		.23		.22		.53		1.26
10/31/2015	10.02	.13		.02	.15	(.11)	(.01)	(.12)	10.05	1.47	39		.32		.22		.53		1.25
10/31/2014	9.94	.09		.08	.17	(.08)	(.01)	(.09)	10.02	1.74	9		.36		.25		.58		.94

See end of tables for footnotes.

American Funds College Target Date Series	39

Financial highlights (continued)

	Year ended October 31
Portfolio turnover rate for all share classes	2018		2017	2016	2015	2014
College 2036 Fund	—%[7,8,15]
College 2033 Fund	—	[15]	—%[15]	—%[15]	—%[8,12,15]
College 2030 Fund	8		6	4	—%[15]	—%[15]
College 2027 Fund	10		11	9	10	—	[15]
College 2024 Fund	6		13	10	20	—	[15]
College 2021 Fund	14		7	5	25	—	[15]
College Enrollment Fund	4		7	12	15	13

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services and/or reimbursed a portion of miscellaneous fees and expenses during the funds’ start up period.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[6]	Based on operations for a period that is less than a full year.
[7]	For the period February 9, 2018, commencement of operations, through October 31, 2018.
[8]	Not annualized.
[9]	Annualized.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	For the period March 27, 2015, commencement of investment operations, through October 31, 2015.
[13]	Class 529-T shares began investment operations on April 7, 2017.
[14]	Amount less than $.01.
[15]	Amount is either less than 1% or there is no turnover.

See notes to financial statements

40	American Funds College Target Date Series

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds College Target Date Series:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds College Target Date Series comprising the American Funds College 2036 Fund, American Funds College 2033 Fund, American Funds College 2030 Fund, American Funds College 2027 Fund, American Funds College 2024 Fund, American Funds College 2021 Fund, and American Funds College Enrollment Fund (the “Series”), as of October 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended for the Series, except American Funds College 2036 Fund; the related statements of operations, changes in net assets, and the financial highlights for the period February 9, 2018 (commencement of operations) through October 31, 2018, for American Funds College 2036 Fund; and the related notes.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Series, except American Funds College 2036 Fund as of October 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of American Funds College 2036 Fund as of October 31, 2018; the results of operations, changes in net assets, and financial highlights for American Funds College 2036 Fund for the period from February 9, 2018 (commencement of operations) through October 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Series is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2018, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California
December 7, 2018

We have served as the auditor of one or more American Funds investment companies since 1956.

American Funds College Target Date Series	41

Expense example	unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2018, through October 31, 2018).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note:

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

42	American Funds College Target Date Series

College 2036 Fund

	Beginning account value 5/1/2018	Ending account value 10/31/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$951.96	$2.46	.50%	$4.38	.89%
Class 529-A – assumed 5% return	1,000.00	1,022.68	2.55	.50	4.53	.89
Class 529-C – actual return	1,000.00	948.97	5.85	1.19	7.76	1.58
Class 529-C – assumed 5% return	1,000.00	1,019.21	6.06	1.19	8.03	1.58
Class 529-E – actual return	1,000.00	950.98	3.34	.68	5.26	1.07
Class 529-E – assumed 5% return	1,000.00	1,021.78	3.47	.68	5.45	1.07
Class 529-T – actual return	1,000.00	952.94	1.38	.28	3.30	.67
Class 529-T – assumed 5% return	1,000.00	1,023.79	1.43	.28	3.41	.67
Class 529-F-1 – actual return	1,000.00	952.99	.94	.19	2.86	.58
Class 529-F-1 – assumed 5% return	1,000.00	1,024.25	.97	.19	2.96	.58

College 2033 Fund

	Beginning account value 5/1/2018	Ending account value 10/31/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$964.25	$2.13	.43%	$4.01	.81%
Class 529-A – assumed 5% return	1,000.00	1,023.04	2.19	.43	4.13	.81
Class 529-C – actual return	1,000.00	960.48	5.83	1.18	7.71	1.56
Class 529-C – assumed 5% return	1,000.00	1,019.26	6.01	1.18	7.93	1.56
Class 529-E – actual return	1,000.00	963.28	3.27	.66	5.15	1.04
Class 529-E – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.30	1.04
Class 529-T – actual return	1,000.00	965.95	1.19	.24	3.07	.62
Class 529-T – assumed 5% return	1,000.00	1,024.00	1.22	.24	3.16	.62
Class 529-F-1 – actual return	1,000.00	965.23	.94	.19	2.82	.57
Class 529-F-1 – assumed 5% return	1,000.00	1,024.25	.97	.19	2.91	.57

College 2030 Fund

	Beginning account value 5/1/2018	Ending account value 10/31/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$978.69	$2.14	.43%	$3.94	.79%
Class 529-A – assumed 5% return	1,000.00	1,023.04	2.19	.43	4.02	.79
Class 529-C – actual return	1,000.00	975.41	5.88	1.18	7.67	1.54
Class 529-C – assumed 5% return	1,000.00	1,019.26	6.01	1.18	7.83	1.54
Class 529-E – actual return	1,000.00	977.10	3.24	.65	5.03	1.01
Class 529-E – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.14	1.01
Class 529-T – actual return	1,000.00	979.42	1.20	.24	2.99	.60
Class 529-T – assumed 5% return	1,000.00	1,024.00	1.22	.24	3.06	.60
Class 529-F-1 – actual return	1,000.00	979.50	.90	.18	2.69	.54
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	2.75	.54

See end of tables for footnotes.

American Funds College Target Date Series	43

College 2027 Fund

	Beginning account value 5/1/2018	Ending account value 10/31/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$991.22	$2.16	.43%	$3.76	.75%
Class 529-A – assumed 5% return	1,000.00	1,023.04	2.19	.43	3.82	.75
Class 529-C – actual return	1,000.00	987.88	5.91	1.18	7.52	1.50
Class 529-C – assumed 5% return	1,000.00	1,019.26	6.01	1.18	7.63	1.50
Class 529-E – actual return	1,000.00	990.36	3.26	.65	4.87	.97
Class 529-E – assumed 5% return	1,000.00	1,021.93	3.31	.65	4.94	.97
Class 529-T – actual return	1,000.00	992.81	1.21	.24	2.81	.56
Class 529-T – assumed 5% return	1,000.00	1,024.00	1.22	.24	2.85	.56
Class 529-F-1 – actual return	1,000.00	992.84	.90	.18	2.51	.50
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	2.55	.50

College 2024 Fund

	Beginning account value 5/1/2018	Ending account value 10/31/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,005.12	$2.17	.43%	$3.59	.71%
Class 529-A – assumed 5% return	1,000.00	1,023.04	2.19	.43	3.62	.71
Class 529-C – actual return	1,000.00	1,001.73	5.90	1.17	7.32	1.45
Class 529-C – assumed 5% return	1,000.00	1,019.31	5.96	1.17	7.37	1.45
Class 529-E – actual return	1,000.00	1,004.29	3.28	.65	4.70	.93
Class 529-E – assumed 5% return	1,000.00	1,021.93	3.31	.65	4.74	.93
Class 529-T – actual return	1,000.00	1,006.82	1.21	.24	2.63	.52
Class 529-T – assumed 5% return	1,000.00	1,024.00	1.22	.24	2.65	.52
Class 529-F-1 – actual return	1,000.00	1,007.66	.91	.18	2.33	.46
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	2.35	.46

College 2021 Fund

	Beginning account value 5/1/2018	Ending account value 10/31/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,006.41	$2.17	.43%	$3.64	.72%
Class 529-A – assumed 5% return	1,000.00	1,023.04	2.19	.43	3.67	.72
Class 529-C – actual return	1,000.00	1,001.85	5.90	1.17	7.37	1.46
Class 529-C – assumed 5% return	1,000.00	1,019.31	5.96	1.17	7.43	1.46
Class 529-E – actual return	1,000.00	1,004.60	3.28	.65	4.75	.94
Class 529-E – assumed 5% return	1,000.00	1,021.93	3.31	.65	4.79	.94
Class 529-T – actual return	1,000.00	1,007.33	1.21	.24	2.68	.53
Class 529-T – assumed 5% return	1,000.00	1,024.00	1.22	.24	2.70	.53
Class 529-F-1 – actual return	1,000.00	1,007.30	.91	.18	2.38	.47
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	2.40	.47

44	American Funds College Target Date Series

College Enrollment Fund

	Beginning account value 5/1/2018	Ending account value 10/31/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,005.18	$2.17	.43%	$3.74	.74%
Class 529-A – assumed 5% return	1,000.00	1,023.04	2.19	.43	3.77	.74
Class 529-C – actual return	1,000.00	1,001.04	5.85	1.16	7.41	1.47
Class 529-C – assumed 5% return	1,000.00	1,019.36	5.90	1.16	7.48	1.47
Class 529-E – actual return	1,000.00	1,003.11	3.23	.64	4.80	.95
Class 529-E – assumed 5% return	1,000.00	1,021.98	3.26	.64	4.84	.95
Class 529-T – actual return	1,000.00	1,005.18	1.21	.24	2.78	.55
Class 529-T – assumed 5% return	1,000.00	1,024.00	1.22	.24	2.80	.55
Class 529-F-1 – actual return	1,000.00	1,005.17	.81	.16	2.38	.47
Class 529-F-1 – assumed 5% return	1,000.00	1,024.40	.82	.16	2.40	.47

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2018:

	College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund	College 2024 Fund	College 2021 Fund	College Enrollment Fund
Long-term capital gains	—	$6,086,000	$29,736,000	$25,163,000	$14,028,000	$12,278,000	$573,000

American Funds College Target Date Series	45

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46	American Funds College Target Date Series

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American Funds College Target Date Series	47

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48	American Funds College Target Date Series

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American Funds College Target Date Series	49

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2012	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation
James G. Ellis, 1947	2012	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	81	Mercury General Corporation
Nariman Farvardin, PhD, 1956	2018	President, Stevens Institute of Technology	78	None
Leonard R. Fuller, 1946	2012	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	81	None
Mary Davis Holt, 1950	2015-2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	78	None
R. Clark Hooper, 1946	2012	Private investor	81	None
Merit E. Janow, 1958	2012	Dean and Professor, Columbia University, School of International and Public Affairs	80	MasterCard Incorporated; Trimble Inc.
Laurel B. Mitchell, PhD, 1955	2012	Chair, California Jump$tart Coalition for Personal Financial Literacy; part-time faculty, Pomona College; Professor Emerita, University of Redlands; former Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	78	None
Frank M. Sanchez, 1943	2012	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	77	None
Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive)	2012	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	82	None
Alexandra Trower, 1964	2018	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	68	None

Leonard R. Fuller and Frank M. Sanchez, founding trustees of the series, will retire from the board on December 31, 2018. The trustees thank Mr. Fuller and Mr. Sanchez for their dedication and service to the series and its shareholders.

Interested trustee4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Bradley J. Vogt, 1965 Senior Vice President	2012	Chairman, Capital Research Company;[6] Partner — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	18	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

50	American Funds College Target Date Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Wesley Phoa, 1966 President	2012	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Walter R. Burkley, 1966 Executive Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company[6]
Gregory W. Wendt, 1961 Executive Vice President	2012	Partner — Capital Research Global Investors, Capital Research and Management Company
Alan N. Berro, 1960 Senior Vice President	2012	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Joanna F. Jonsson, 1963 Senior Vice President	2014	Partner — Capital World Investors, Capital Research and Management Company;
Director, Capital Research and Management Company;
Partner — Capital World Investors, Capital Bank and Trust Company[6]
		Director, The Capital Group Companies, Inc.[6]
James B. Lovelace, 1956 Senior Vice President	2012	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company
John H. Smet, 1956 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Andrew B. Suzman, 1967 Senior Vice President	2012	Partner — Capital World Investors, Capital Research and Management Company
Maria Manotok, 1974 Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Guardian Trust Company[6]
Steven I. Koszalka, 1964 Secretary	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds College Target Date Series	51

Board of trustees and other officers (continued)

Results of special meeting of shareholders

held November 28, 2018

Shares outstanding (all classes) on August 31, 2018 (record date)
694,834,641

Total shares voting on November 28, 2018

693,155,180 (99.8% of shares outstanding)

The Proposal: To elect board members:

		Percent		Percent
		of shares	Votes	of shares
	Votes for	voting for	withheld	withheld
William H. Baribault	686,591,848	99.1%	6,563,332	0.9%
James G. Ellis	687,064,646	99.1	6,090,534	0.9
Nariman Farvardin	686,886,721	99.1	6,268,459	0.9
Michael C. Gitlin	687,298,752	99.2	5,856,428	0.8
Mary Davis Holt	687,493,701	99.2	5,661,479	0.8
R. Clark Hooper	686,576,012	99.1	6,579,168	0.9
Merit E. Janow	687,126,076	99.1	6,029,104	0.9
Laurel B. Mitchell	687,750,708	99.2	5,404,472	0.8
Margaret Spellings	687,496,975	99.2	5,658,205	0.8
Alexandra Trower	687,921,730	99.2	5,233,450	0.8
Bradley J. Vogt	686,938,899	99.1	6,216,281	0.9

52	American Funds College Target Date Series

Office of the series

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, summary prospectuses and CollegeAmerica Program Description, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc. CollegeAmerica is distributed by AFD. Interests in CollegeAmerica are sold through unaffiliated intermediaries.

“Proxy Voting Guidelines for American Funds College Target Date Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds College Target Date Series’ portfolios.

American Funds College Target Date Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds College Target Date Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2018 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products

The Capital Advantage®

Since 1931, American Funds by Capital Group has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:

2017	$59,000
2018	None

b) Audit-Related Fees:
2017	$2,000
2018	$2,000

c) Tax Fees:
2017	$25,000
2018	$27,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2017	None
2018	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2017	$1,194,000
2018	$1,325,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2017	None
2018	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2017	None
2018	$80,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,409,000 for fiscal year 2017 adn $1,434,000 for fiscal year 2018. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	Effective May 28, 2018, the American Funds College Target Date Series’ investment adviser implemented a new fixed income order management, trading, and compliance system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds College Target Date Series’ internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By /s/Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: December 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: December 31, 2018

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2018